Share Capital - Schedule of Reconciliation of Change in Outstanding Share Capital Fully Paid (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Issued and fully paid shares	130,144	130,144	130,144
Treasury shares	(151,521)	(152,001)	(94,058)
Treasury shares, buyback program	(2,852)	(60,703)
Treasury shares, options exercised	3,332	2,760
Total	(21,377)	(21,857)	36,086
Total, options exercised	3,332	2,760
Total, buyback program	(2,852)	(60,703)